Investment Securities	12 Months Ended
Dec. 31, 2012
Investment Securities [Abstract]
INVESTMENT SECURITIES

NOTE 2 - INVESTMENT SECURITIES

The amortized cost and estimated fair values of investment securities are as follows at December 31, 2012 and 2011:

	(Expressed in thousands) December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities available-for-sale:
Obligations of U.S. Government corporations and agencies	$47,101	$201	$(7)	$47,295
Obligations of states and political subdivisions	48,393	3,692	(55)	52,030
Mortgage-backed securities	77,513	1,218	(53)	78,678
Equity securities	183	22	-	205

Total available-for-sale	173,190	5,133	(115)	178,208

Total	$173,190	$5,133	$(115)	$178,208

	(Expressed in thousands) December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities available-for-sale:
Obligations of U.S. Government corporations and agencies	$36,014	$202	$-	$36,216
Obligations of states and political subdivisions	42,154	3,150	-	45,304
Mortgage-backed securities	67,402	1,820	(7)	69,215
Equity securities	209	17	-	226

Total available-for-sale	145,779	5,189	(7)	150,961

Total	$145,779	$5,189	$(7)	$150,961

The Company’s investment securities portfolio contains unrealized losses of direct obligations of the U.S. Government agency securities, including mortgage-related instruments issued or backed by the full faith and credit of the United States government or are generally viewed as having the implied guarantee of the U.S. government, and debt obligations of a U.S. state or political subdivision.

On a quarterly basis, the Company evaluates the severity and duration of impairment for its investment securities portfolio and the Company’s ability to hold the securities till they recover. Generally, impairment is considered other than temporary when an investment security has sustained a decline in market value for a period of twelve months. The Company has concluded that any impairment of its investment securities portfolio is not other than temporary but is the result of interest rate changes that are not expected to result in the noncollection of principal and interest during the period. There are 21 positions that are temporarily impaired at December 31, 2012.

The following tables show the Company’s gross unrealized losses and fair value, aggregated by investment category and length of time, that the individual securities have been in a continuous unrealized loss position, at December 31, 2012 and 2011:

	(Expressed in thousands) 2012
	Less than Twelve Months		Twelve Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Government corporations and agencies	$6,993	$(7)	$-	$-	$6,993	$(7)
Obligations of states and political subdivisions	2,721	(55)	-	-	2,721	(55)
Mortgage-backed securities	23,752	(52)	82	(1)	23,834	(53)

Total debt securities	33,466	(114)	82	(1)	33,548	(115)

Equity securities	-	-	-	-	-	-

Total	$33,466	$(114)	$82	$(1)	$33,548	$(115)

	(Expressed in thousands) 2011
	Less than Twelve Months		Twelve Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Government corporations and agencies	$-	$-	$-	$-	$-	$-
Obligations of states and political subdivisions	-	-	-	-	-	-
Mortgage-backed securities	2,008	(6)	112	(1)	2,120	(7)

Total debt securities	2,008	(6)	112	(1)	2,120	(7)

Equity securities	-	-	-	-	-	-

Total	$2,008	$(6)	$112	$(1)	$2,120	$(7)

The amortized cost and fair value of investment securities at December 31, 2012, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Securities Available-for-Sale
	Amortized Cost	Fair Value
Due in one year or less	$980	$1,000
Due after one year through five years	7,101	7,192
Due after five years through ten years	60,527	61,881
Due after ten years	26,886	29,252

	95,494	99,325
Mortgage-backed securities	77,513	78,678
Equity securities	183	205

Total	$173,190	$178,208

Proceeds from sales of securities available-for-sale during the years ended December 31, 2012, 2011, and 2010, were $35,972,158, $24,092,900 and $17,588,511, respectively. Gross gains of $1,091,018 and gross losses of $315 in 2012; gross gains of $747,015 and gross losses of $16,118 in 2011; and gross gains of $566,815 and gross losses of $1,541 in 2010, were realized on those sales. Assets carried at $65,418,000 and $53,581,000 at December 31, 2012 and 2011, respectively, were pledged to secure United States Government and other public funds and for other purposes as required or permitted by law.